Brokerage And Custodial Fees (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Brokerage And Custodial Fees [Abstract]
Schedule Of Brokerage And Custodial Fees

	Three months ending September 30,		Nine months ending September 30,
	2015	2014	2015	2014

Brokerage fees	$ 3,106,059	$ 3,719,641	$ 9,768,873	$ 11,802,584
Custodial fees	33	31	98	181

Total	$ 3,106,092	$ 3,719,672	$ 9,768,971	$ 11,802,765

	2014	2013	2012

Brokerage fees	$ 15,348,114	$ 23,947,088	$ 37,951,047
Custodial fees	213	542	687

Total	$ 15,348,327	$ 23,947,630	$ 37,951,734

Schedule Of Brokerage Fee Rebates

	Three months ending September 30,		Nine months ending September 30,
	2015	2014	2015	2014

Brokerage fee rebates	$ 192,784	$ 90,008	$ 625,502	$ 224,464